COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2013
COMMITMENTS AND CONTINGENCIES [Abstract]
Future Minimum Lease Payments for Non-cancelable Operating Leases
	Related party	Non-related party	Total

2014	1,800	1,610,649	1,612,449
2015	1,800	1,626,001	1,627,801
2016	1,650	1,624,820	1,626,470
2017	500	1,614,357	1,614,857
2018	-	1,561,837	1,561,837
Thereafter	-	8,741,346	8,741,346
Total	5,750	16,779,010	16,784,760